FINANCIAL INFORMATION BY SEGMENT (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Disclosure of geographical areas [text block]
For the year ended December 31, 2017
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	80,020	435,195	652,696	-	1,167,911
Sales to Telefónica Group	143,424	317,849	292,110	(1)	753,382
Sales to other group companies	1	4,997	-	(4,980)	18
Other operating income and expense	(215,860)	(688,949)	(832,377)	12,745	(1,724,441)
EBITDA	7,585	69,092	112,429	7,764	196,870
Depreciation and amortization	(9,340)	(37,640)	(56,908)	(533)	(104,421)
Operating profit/(loss)	(1,755)	31,452	55,521	7,231	92,449
Net finance expense	(16,834)	(13,206)	(33,038)	(30,406)	(93,484)
Income tax	5,031	(9,667)	(8,822)	925	(12,533)
Profit/(loss) for the year	(13,558)	8,579	13,661	(22,250)	(13,568)
EBITDA	7,585	69,092	112,429	7,764	196,870
Restructuring costs	3,831	8,473	4,011	464	16,779
Other	115	4,208	119	2,875	7,317
Shared services expenses	3,259	1,734	8,155	(13,148)	-
Adjusted EBITDA (unaudited)	14,790	83,507	124,714	(2,045)	220,966
Capital expenditure	3,948	24,503	38,825	259	67,535
Intangible, Goodwill and PP&E	49,101	178,485	306,672	1,185	535,443
Allocated assets	401,332	603,770	677,149	(351,946)	1,330,305
Allocated liabilities	126,575	280,575	499,670	45,646	952,466

For the year ended December 31, 2016
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	72,750	394,961	542,953	1	1,010,665
Sales to Telefónica Group	151,176	322,237	273,420	-	746,833
Sales to other group companies	4	1,718	-	(1,722)	-
Other operating income and expense	(220,645)	(596,963)	(717,683)	(8,497)	(1,543,788)
EBITDA	3,285	121,953	98,690	(10,218)	213,710
Depreciation and amortization	(10,712)	(33,757)	(52,356)	(539)	(97,364)
Operating profit/(loss)	(7,427)	88,196	46,334	(10,757)	116,346
Net finance expense	(12,319)	(31,092)	(40,074)	(24,297)	(107,782)
Income tax	4,933	(15,823)	(3,070)	8,753	(5,207)
Profit/(loss) from continuing operations	(14,813)	41,281	3,190	(26,301)	3,357
Profit/(loss) from discontinued operations	(3,206)	-	-	-	(3,206)
Profit/(loss) for the year	(18,019)	41,281	3,190	(26,301)	151
EBITDA	3,285	121,953	98,690	(10,218)	213,710
Restructuring costs	10,390	10,562	10,994	1,700	33,646
Site relocation costs	18	168	9,137	-	9,323
Asset impairments and Other	2,709	(40,668)	2,131	1,011	(34,817)
Adjusted EBITDA (unaudited)	16,402	92,015	120,952	(7,507)	221,862
Capital expenditure	2,124	23,042	23,000	-	48,166
Intangible, Goodwill and PP&E	48,342	189,036	298,920	1,540	537,838
Allocated assets	396,298	558,657	677,794	(255,131)	1,377,618
Allocated liabilities	272,082	259,352	490,172	(74,191)	947,415

For the year ended December 31, 2015
	Thousands of U.S. dollars
	EMEA (*)	Americas	Brazil	Other and eliminations	Total Group

Sales to other companies	71,524	411,651	577,519	-	1,060,694
Sales to Telefónica Group	160,148	376,347	352,675	-	889,170
Sales to other group companies	32	1,775	-	(1,788)	19
Other operating income and expense	(219,713)	(685,565)	(813,701)	(7,623)	(1,726,602)
EBITDA	11,991	104,208	116,493	(9,411)	223,281
Depreciation and amortization	(12,360)	(38,371)	(49,979)	(797)	(101,507)
Operating profit/(loss)	(369)	65,837	66,514	(10,208)	121,774
Net finance expense	(12,343)	(8,678)	(25,257)	(116)	(46,394)
Income tax	3,233	(20,157)	(14,010)	7,784	(23,150)
Profit/(loss) from continuing operations	(9,479)	37,002	27,247	(2,540)	52,230
Profit/(loss) from discontinued operations	(3,082)	-	-	-	(3,082)
Profit/(loss) for the year	(12,561)	37,002	27,247	(2,540)	49,148
EBITDA	11,991	104,208	116,493	(9,411)	223,281
Acquisition and integration related costs	-	108	-	-	108
Restructuring costs	6,299	3,107	5,613	780	15,799
Site relocation costs	-	27	3,383	-	3,410
Financing and IPO fees	-	-	-	313	313
Asset impairments and Other	175	1,610	3,892	1,098	6,775
Adjusted EBITDA (unaudited)	18,465	109,060	129,381	(7,220)	249,686
Capital expenditure	7,332	39,207	74,248	427	121,214
Intangible, Goodwill and PP&E	62,014	211,105	266,454	2,372	541,945
Allocated assets	417,828	590,884	618,925	(249,221)	1,378,416
Allocated liabilities	278,871	327,042	456,823	(82,111)	980,625

(*) Exclude discontinued operations - Morocco.

Disclosure of major customers [text block]
	For the years ended December 31,
	2015 (*)	2016	2017
Country
Spain	233,041	223,956	223,445
Other and eliminations (*)	(1,336)	(25)	(1)
EMEA	231,705	223,931	223,444

Argentina	162,143	119,589	142,473
Chile	79,626	80,106	97,196
Colombia	59,546	61,042	75,373
El Salvador	19,238	16,741	12,527
United States	28,865	36,968	48,341
Guatemala	17,091	15,771	16,732
Mexico	242,426	199,634	178,537
Peru	145,413	151,755	151,681
Puerto Rico	13,982	14,629	10,156
Uruguay	3,652	3,475	3,184
Panama	4,617	4,990	4,466
Other and eliminations (*)	13,174	14,217	17,375
Americas	789,773	718,917	758,041
Brazil	930,194	816,373	944,806
Other and eliminations (*)	(1,789)	(1,723)	(4,980)
Total revenue	1,949,883	1,757,498	1,921,311

(*) Includes holding company level revenues and consolidation adjustments.